Consolidated Statements of Income and Comprehensive Income (Loss) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 15,783	$ 20,296	$ 19,279	$ 18,032
Cost of revenues		(11,292)	(14,521)	(14,085)	(13,666)
Gross profit		4,491	5,775	5,194	4,366
Operating expenses:
Selling and marketing expenses		(97)	(125)	(122)	(53)
General and administrative expenses		(3,918)	(5,040)	(5,102)	(3,303)
Total operating expenses		(4,015)	(5,165)	(5,224)	(3,356)
Income (loss) from operations		476	610	(30)	1,010
Other income (loss):
Gain in disposal of property, plant and equipment		3,241	4,168
Other income		489	628	1,073	728
Interest expense		(320)	(412)	(516)	(511)
Other expense		(1,235)	(1,585)	(264)	(597)
Change in fair value in financial instruments		(12)	(16)	19
Total other (loss) income		2,163	2,783	312	(380)
Income before tax expense		2,639	3,393	282	630
Income tax expense		(122)	(157)	(250)	(111)
Net income		2,517	3,236	32	519
Other comprehensive income
Foreign currency translation gain/ (loss), net		40	52	(27)	(69)
Total comprehensive income		$ 2,557	$ 3,288	$ 5	$ 450
Net income per share attributable to ordinary shareholders
Basic | (per share)	[1]	$ 0.48	$ 0.62	$ 0.00	$ 0.10
Diluted | (per share)	[1]	$ 0.48	$ 0.62	$ 0.00	$ 0.10
Weighted average number of ordinary shares used in computing net income per share
Basic, Shares	[1]	5,306,666	5,306,666	5,306,666	5,006,666
Diluted,Shares	[1]	5,306,666	5,306,666	5,306,666	5,006,666

[1]	Giving retroactive effect to the re-designation and reclassification of shares effected in December 2025, which are detailed in Note 15 to the consolidated financial statements